WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Number of outstanding balance, Beginning			548,529
Exercised			548,529
Granted	2,500,000
Expired
Cancelled
Number of outstanding balance, Ending	2,500,000
Weighted average exercise price, Beginning			$ 1.72
Exercised			1.72
Granted	8.00
Expired
Cancelled
Weighted average exercise price, Ending	$ 8.00
Weighted average remaining contractual life (in years)	4.04 years		1.31 years